CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income		$ 556	$ 19,601	$ 20,300
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization		15,871	10,021	9,625
Stock-based compensation		2,035	1,955	1,349
Amortization of premium and accrued interest on marketable securities		509	(516)	(453)
Net changes in operating assets and liabilities
Trade receivables, net		(5,253)	(5,435)	1,893
Other operating assets		3,688	(3,309)	(1,229)
Deferred tax assets, net		(8,840)	1,664	2,169
Trade payables		(1,388)	1,101	1,511
Other operating liabilities		92	2,223	4,134
Deferred revenues and customer advances		1,249	(1,035)	1,300
Accrued severance pay, net		(37)	(231)	(159)
Net cash provided by operating activities		8,482	26,039	40,440
Cash flows from investing activities:
Purchase of property and equipment		(2,622)	(4,664)	(2,815)
Capitalized software development costs		(5,567)	(5,545)	(6,032)
Net cash paid for acquisitions (b)		(100,381)	(4,382)	(2,934)
Investment in marketable securities		0	(9,017)	(7,678)
Proceeds from sales of marketable securities		35,369	13,898	1,499
Restricted cash, net		0	1,393	(893)
Net cash used in investing activities		(73,201)	(8,317)	(18,853)
Cash flows from financing activities:
Proceeds from employee stock options exercised		2,453	890	1,568
Distribution to ultimate parent for a business acquisition under common control (c)		0	(1,440)	(8,482)
Repayment of loan		(56)	(824)	0
Issuance of Series B Debentures, net	[1]	78,229	0	0
Distribution of dividend		(9,851)	(9,786)	(7,186)
Dividend to non-controlling interest		0	(73)	(77)
Net cash provided by (used in) financing activities		70,775	(11,233)	(14,177)
Effect of exchange rate changes on cash		4,503	68	(459)
Increase in cash and cash equivalents		10,559	6,557	6,951
Cash and cash equivalents at beginning of year		60,908	54,351	47,400
Cash and cash equivalents at end of year		71,467	60,908	54,351
Supplemental cash flow activities:
Interest		713	48	6
Income taxes		2,705	1,196	2,234
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding cash and cash equivalents)		4,816	1,547	(1,221)
Other long term assets		(1,336)	(2,089)	(183)
Other long-term liabilities		16,599	1,420	1,424
Goodwill and other intangible assets		(120,460)	(5,260)	(3,903)
Contingent payments		0	0	949
Fair Value Of Net Assets Acquired		(100,381)	(4,382)	(2,934)
Non-cash transactions:
Loan and contingent payments to ultimate parent		$ 0	$ 0	$ (2,333)

[1]	Net of $956 of debt discount and issuance costs